Norwood Financial Corp (Parent Company Only) Financial Information (Statements of Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Net Income	$ 6,711	$ 5,908	$ 7,657
Net (gains) losses on sales of securities	284	626	1,170
Other, net	27	419	(447)
Net Cash Provided by Operating Activities	11,338	10,498	10,531
Proceeds from sale of securities	110,748	44,976	66,263
Securities available for sale: Purchases	(100,982)	(50,565)	(74,426)
Net Cash Provided by (Used in) Investing Activities	3,543	(46,244)	4,691
Proceeds from Stock Options Exercised	843	441	691
Excess Tax Benefit from Share-based Compensation, Financing Activities	38	16	17
ESOP purchase of shares from treasury stock	131	146	150
Acquisition of treasury stock	(447)	(127)	(179)
Cash dividends paid	(4,714)	(4,527)	(4,370)
Net Cash (Used in) Provided by Financing Activities	(7,717)	33,380	(10,709)
Net Increase (Decrease) in Cash and Cash Equivalents	7,164	(2,366)	4,513
CASH AND CASH EQUIVALENTS - BEGINNING	10,010	12,376	7,863
CASH AND CASH EQUIVALENTS - ENDING	17,174	10,010	12,376
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net Income	6,711	5,908	7,657
Undistributed earnings of bank subsidiary	20,777	(1,533)	(3,502)
Other, net	305	19	(177)
Net Cash Provided by Operating Activities	27,183	4,356	4,332
Outlays for business acquisitions	(2,324)	0	0
Net Cash Provided by (Used in) Investing Activities	(2,324)	0	0
Repayment of borrowings	(19,856)	0	0
Proceeds from Stock Options Exercised	843	441	691
Outlays for business acquisitions	2,324	0	0
Excess Tax Benefit from Share-based Compensation, Financing Activities	38	16	17
ESOP purchase of shares from treasury stock	131	146	150
Acquisition of treasury stock	(447)	(127)	(179)
Cash dividends paid	(4,714)	(4,527)	(4,370)
Net Cash (Used in) Provided by Financing Activities	(24,005)	(4,051)	(3,691)
Net Increase (Decrease) in Cash and Cash Equivalents	854	305	641
CASH AND CASH EQUIVALENTS - BEGINNING	2,151	1,846	1,205
CASH AND CASH EQUIVALENTS - ENDING	$ 3,005	$ 2,151	$ 1,846